Note 17 - Cash and Cash Equivalents and Other Investments	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of cash and cash equivalents and other investments [text block]
17	Cash and cash equivalents and Other investments
	Year ended December 31,
	2018	2017
Cash and cash equivalents
Cash at banks	81,211	150,948
Liquidity funds	160,198	66,033
Short – term investments	186,952	113,240
	428,361	330,221
Other investments - current
Fixed Income (time-deposit, zero coupon bonds, commercial papers)	300,410	437,406
Bonds and other fixed Income	187,324	754,800
Others	-	100
	487,734	1,192,306
Other investments - Non-current
Bonds and other fixed Income	113,829	123,498
Others	4,326	4,837
	118,155	128,335